UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Carlo Cannell
          --------------------------------------
Address:  1315 S. Hwy 89, Suite 203
          --------------------------------------
          P.O. Box 3459
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        ------------------------------
Title:	Managing Member
        ------------------------------
Phone:	415-835-8300
        ------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         11/15/2010
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       56
                                          --------------
Form 13F Information Table Value Total:    $ 145,530
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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COLUMN 1 	 	        COLUMN 2 COLUMN 3      COLUMN 4  COLUMN 5 	        COLUMN 6    COLUMN 7    COLUMN 8
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	                        TITLE OF	       VALUE	 SHRS OR   SH/ PUT/     INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER	                CLASS	 CUSIP         (x$1000)  PRN AMT   PRN CALL     DISCRETION  MANAGERS    SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

BERKSHIRE HATHAWAY INC DEL	CL A	 084670108	1,868 	 15 	 	 SH 	 SOLE 		 	15 	  -   	 -
LITHIA MTRS INC			CL A	 536797103	4,823 	 502,884 	 SH 	 SOLE 		 	502,884   -   	 -
ACTUATE CORP			COM 	 00508b102	3,710 	 720,364 	 SH 	 SOLE 		 	720,364   -   	 -
AVATAR HLDGS INC		COM 	 053494100	5,166 	 270,769 	 SH 	 SOLE 		 	270,769   -   	 -
BIGLARI HLDGS INC		COM 	 08986r101	460 	 1,400 	 	 SH 	 SOLE 		 	1,400 	  -   	 -
CALLIDUS SOFTWARE INC		COM	 13123e500	1,044 	 244,400 	 SH 	 SOLE 		 	244,400   -   	 -
CAMBIUM LEARNING GRP INC	COM	 13201a107	165 	 51,500 	 SH 	 SOLE 		 	51,500 	  -   	 -
COMFORT SYS USA INC		COM	 199908104	3,374 	 314,416 	 SH 	 SOLE 		 	314,416   -   	 -
CORE MARK HOLDING CO INC	COM	 218681104	6,192 	 200,000 	 SH 	 SOLE 		 	200,000   -   	 -
CUTERA INC			COM	 232109108	1,378 	 170,182 	 SH 	 SOLE 		 	170,182   -   	 -
DOUGLAS DYNAMICS INC		COM	 25960r105	2,736 	 221,577 	 SH 	 SOLE 		 	221,577   -   	 -
ECHO GLOBAL LOGISTICS INC	COM	 27875t101	5,436 	 425,653 	 SH 	 SOLE 		 	425,653   -   	 -
GENERAL MOLY INC		COM	 370373102	2,971 	 811,745 	 SH 	 SOLE 		 	811,745   -   	 -
GLOBE SPECIALTY METALS INC	COM	 37954n206	5,884 	 419,063 	 SH 	 SOLE 		 	419,063   -   	 -
GLU MOBILE INC			COM	 379890106	1,250 	 1,177,305 	 SH 	 SOLE 		 	1,177,305 -   	 -
GOLFSMITH INTL HOLDINGS INC	COM	 38168y103	791 	 277,473 	 SH 	 SOLE 		 	277,473   -   	 -
GS FINL CORP			COM	 362274102	113 	 10,970 	 SH 	 SOLE 		 	10,970 	  -   	 -
HASTINGS ENTMT INC		COM	 418365102	437 	 64,639 	 SH 	 SOLE 		 	64,639 	  -   	 -
HERCULES TECH GROWTH CAP INC	COM	 427096508	602 	 59,500 	 SH 	 SOLE 		 	59,500 	  -   	 -
HOOPER HOLMES INC		COM	 439104100	889 	 1,251,859 	 SH 	 SOLE 		 	1,251,859 -   	 -
IKANOS COMMUNICATIONS, INC. CM	COM	 45173E105	1,165 	 978,815 	 SH 	 SOLE 		 	978,815   -   	 -
KENNEDY-WILSON HLDGS INC	COM	 489398107	1,548 	 146,000 	 SH 	 SOLE 		 	146,000   -   	 -
KEYNOTE SYS INC			COM	 493308100	5,036 	 433,412 	 SH 	 SOLE 		 	433,412   -   	 -
MAGNUM HUNTER RES CORP DEL	COM	 55973b102	6,899 	 1,666,352 	 SH 	 SOLE 		 	1,666,352 -   	 -
METHANEX CORP			COM	 59151k108	4,279 	 174,721 	 SH 	 SOLE 		 	174,721   -   	 -
MOCON INC			COM	 607494101	1,667 	 133,228 	 SH 	 SOLE 		 	133,228   -   	 -
MVC CAPITAL INC			COM	 553829102	2,047 	 157,817 	 SH 	 SOLE 		 	157,817   -   	 -
NATUS MEDICAL INC DEL		COM	 639050103	8,273 	 567,418 	 SH 	 SOLE 		 	567,418   -   	 -
NIGHTHAWK RADIOLOGY HLDGS IN	COM	 65411n105	3,603 	 564,791 	 SH 	 SOLE 		 	564,791   -   	 -
NORTH AMERICAN ENERGY PARTNERS	COM	 656844107	1,101 	 135,097 	 SH 	 SOLE 		 	135,097   -   	 -
NORTHWEST PIPE CO		COM	 667746101	350 	 20,000 	 SH 	 SOLE 		 	20,000 	  -   	 -
PEP BOYS MANNY MOE & JACK	COM	 713278109	3,364 	 318,000 	 SH 	 SOLE 		 	318,000   -   	 -
PERVASIVE SOFTWARE INC		COM	 715710109	1,169 	 237,100 	 SH 	 SOLE 		 	237,100   -   	 -
QAD INC				COM	 74727d108	736 	 176,947 	 SH 	 SOLE 		 	176,947   -   	 -
SILICON IMAGE INC		COM	 82705t102	1,262 	 264,100 	 SH 	 SOLE 		 	264,100   -   	 -
SPARK NETWORKS INC		COM	 84651p100	1,294 	 401,744 	 SH 	 SOLE 		 	401,744   -   	 -
SRS LABS INC			COM 	 78464m106	306 	 32,750 	 SH 	 SOLE 		 	32,750 	  -   	 -
STANDARD REGISTER CO		COM	 853887107	3,385 	 1,159,248 	 SH 	 SOLE 		 	1,159,248 -   	 -
SUPER MICRO COMPUTER INC	COM	 86800u104	4,159 	 400,306 	 SH 	 SOLE 		 	400,306   -   	 -
SYMMETRICOM INC			COM	 871543104	4,329 	 756,882 	 SH 	 SOLE 		 	756,882   -   	 -
UNITED ONLINE INC		COM	 911268100	4,490 	 785,002 	 SH 	 SOLE 		 	785,002   -   	 -
VIRTUS INVT PARTNERS INC	COM	 92828q109	2,398 	 79,239 	 SH 	 SOLE 		 	79,239 	  -   	 -
HANGER ORTHOPEDIC GROUP INC	COM NEW	 41043f208	7,673 	 527,749 	 SH 	 SOLE 		 	527,749   -   	 -
INSWEB CORP			COM NEW	 45809k202	1,822 	 327,162 	 SH 	 SOLE 		 	327,162   -   	 -
INTERNET CAP GROUP INC		COM NEW	 46059c205	529 	 47,948 	 SH 	 SOLE 		 	47,948 	  -   	 -
PICO HLDGS INC			COM NEW	 693366205	290 	 9,700 	 	 SH 	 SOLE 		 	9,700 	  -   	 -
PRGX GLOBAL INC			COM NEW	 69357c503	885 	 156,118 	 SH 	 SOLE 		 	156,118   -   	 -
SAFEGUARD SCIENTIFICS INC	COM NEW	 786449207	328 	 26,183 	 SH 	 SOLE 		 	26,183 	  -   	 -
ENCORE ENERGY PARTNERS LP	COM UNIT 29257a106	502 	 26,500 	 SH 	 SOLE 		 	26,500 	  -   	 -
SPDR GOLD TRUST			GOLD SHS 78463v107	320 	 2,500 	 	 SH 	 SOLE 		 	2,500 	  -   	 -
PLAYBOY ENTERPRISES INC		NOTE 3.0 728117ab8	5,520 	 5,750,000 	 PRN 	 SOLE 		 	5,750,000 -   	 -
LECROY CORP			NOTE 4.0 52324wab5	2,755 	 2,800,000 	 PRN 	 SOLE 		 	2,800,000 -   	 -
LDK SOLAR CO LTD		NOTE 4.7 50183lab3	389 	 400,000 	 PRN 	 SOLE 		 	400,000   -   	 -
TOREADOR RES CORP		NOTE 5.0 891050ab2	812 	 850,000 	 PRN 	 SOLE 		 	850,000   -   	 -
FUNDTECH LTD			ORD	 m47095100	8,523 	 610,963 	 SH 	 SOLE 		 	610,963   -   	 -
SYNERON MEDICAL LTD		ORD SHS	 m87245102	3,036 	 306,044 	 SH 	 SOLE 		 	306,044   -   	 -


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